FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03623

The Prudential Series Fund*

(Exact name of registrant as specified in charter)

100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

(Address of principal executive offices) (Zip Code)

Jonathan D. Shain, Esq.

100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2007

*This proxy voting record is being filed on Form N-PX to supplement the records already filed for the registrant on August 28, 2007. The proxy voting record displayed below was unavailable as of August 28, 2007.

Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be ‘FOR’ regardless of the vote cast. Any ‘Abstain’ vote cast is considered as voted, and to be against the management recommendation.

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ICA File Number: 811-03623
Reporting Period: 07/01/2006 - 06/30/2007

The Prudential Series Fund

========== PSF GLOBAL PORTFOLIO - SUB-ADVISER: MARSICO==========

FEDEX CORPORATION

Ticker:	FDX	Security ID:	31428X106
Meeting Date:	SEP 25, 2006	Meeting Type:	Annual
Record Date:	JUL 31, 2006

#	Proposal	Mgt. Rec.	Vote Cast.	Sponsor
1.1	Election Of Director James L. Barksdale	For	For	Management
1.2	Election Of Director August A. Busch, IV	For	For	Management
1.3	Election Of Director John A. Edwardson	For	For	Management
1.4	Election Of Director Judith L. Estrin	For	For	Management
1.5	Election Of Director J. Kenneth Glass	For	For	Management
1.6	Election Of Director Philip Greer	For	For	Management
1.7	Election Of Director J.R. Hyde, III	For	For	Management
1.8	Election Of Director Shirley A. Jackson	For	For	Management

1.9	Election Of Director Steven R. Loranger	For	For	Management
1.10	Election Of Director Charles T. Manatt	For	For	Management
1.11	Election Of Director Frederick W. Smith	For	For	Management
1.12	Election Of Director Joshua I. Smith	For	For	Management
1.13	Election Of Director Paul S. Walsh	For	For	Management
1.14	Election Of Director Peter S. Willmott	For	For	Management
2	Reduce Supermajority Vote Requirement	For	For	Management
3	Ratify Auditors	For	For	Management
4	Report on Environmental Policy	For	Against	Shareholder
5	Require a Majority Vote for the Election of Directors	For	Against	Shareholder

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prudential Series Fund

By

/s/ David R. Odenath, Jr.* (Jonathan D. Shain) David R. Odenath, Jr., President

* By Power of Attorney. Filed on June 30, 2007. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on June 30, 2007.

Date:	August 8, 2008